SUBSEQUENT EVENTS (Details) - New Dragonfly - Subsequent Event		1 Months Ended
	Oct. 07, 2022 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) installment
Penny Warrants
Subsequent Event [Line Items]
Sale of Private Placement Warrants (in shares) | shares	2,593,056
Percentage of common stock issuable on exercise of warrants	5.60%
$10 Warrants
Subsequent Event [Line Items]
Sale of Private Placement Warrants (in shares) | shares	1,600,000
Common stock per share | $ / shares	$ 10
Business Combination Agreement
Subsequent Event [Line Items]
Multiplication factor | item	1,182
Denominator considered for multiplication factor | item	41,500
Number of shares issued for each share prior to merger | shares	1
Purchase agreement with CCM LLC
Subsequent Event [Line Items]
Maximum aggregate purchase price | $	$ 150,000,000
Separation and release agreement | Nichols
Subsequent Event [Line Items]
Amount of cash payment in one installment | $		$ 100,000
Amount of cash payment in monthly installments | $		$ 1,000,000
Number of installments for cash payment | installment		1
Period of options exercisable from termination date		12 months
Period for payment of health insurance premiums from termination date by company		18 months
Period for non-competition and non-solicitation covenants from termination date		12 months